Subsequent Events (Details)		1 Months Ended
	Jul. 02, 2025 USD ($) Modules	Aug. 31, 2025 shares	Jul. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Events [Line Items]
Short term bank loan				$ 22,612,580	$ 16,126,730
Forecast [Member]
Subsequent Events [Line Items]
Issued restricted shares (in Shares) | shares		2,465,597
Subsequent Event [Member]
Subsequent Events [Line Items]
Photovoltaic modules (in Modules) | Modules	380,380
Purchase price	$ 60,000,000
Short term bank loan			$ 7,900,000
Subsequent Event [Member] | Unused lines of Credit [Member]
Subsequent Events [Line Items]
Credit facility			$ 12,200,000